Convertible redeemable preferred shares (Details 2) In Thousands, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended			12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2013 USD ($)	Jan. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Preferred Shares USD ($)	Nov. 22, 2009 Series A Preferred Shares CNY	Aug. 31, 2008 Series A Preferred Shares CNY	Dec. 31, 2013 Series A Preferred Shares	Dec. 31, 2011 Series A Preferred Shares CNY	Dec. 31, 2010 Series A Preferred Shares CNY	Dec. 01, 2006 Series A Preferred Shares USD ($)	Dec. 01, 2006 Series A Preferred Shares December 1, 2006 USD ($)	Dec. 31, 2011 Series A Preferred Shares December 1, 2006 CNY	Jun. 02, 2008 Series A Preferred Shares June 2, 2008 USD ($)	Dec. 31, 2011 Series A Preferred Shares June 2, 2008 CNY	Nov. 22, 2009 Series B convertible redeemable preferred shares CNY	Aug. 08, 2008 Series B convertible redeemable preferred shares USD ($)	Dec. 31, 2013 Series B convertible redeemable preferred shares	Dec. 31, 2011 Series B convertible redeemable preferred shares CNY	Dec. 31, 2010 Series B convertible redeemable preferred shares CNY	Dec. 31, 2013 Series C Preferred Shares	Dec. 31, 2011 Series C Preferred Shares CNY	Dec. 31, 2010 Series C Preferred Shares CNY	Nov. 22, 2009 Series C-1 Preferred Shares USD ($)	Dec. 31, 2013 Series C-1 Preferred Shares	Dec. 31, 2011 Series C-1 Preferred Shares CNY	Nov. 22, 2009 Series C-2 Preferred Shares USD ($)	Dec. 31, 2013 Series C-2 Preferred Shares	Dec. 31, 2011 Series C-2 Preferred Shares CNY	Nov. 21, 2012 Class B common shares
Convertible redeemable preferred shares
Issuance Date												Dec. 01, 2006		Jun. 02, 2008				Aug. 08, 2008							Nov. 22, 2009			Nov. 22, 2009
Shares issued												54,488,000		81,612,930				102,073,860							16,249,870			104,999,650
Shares outstanding												54,488,000		81,612,930				102,073,860							16,249,870			104,999,650
Issue Price Per Share										$ 0.0184	$ 0.0184		$ 0.0245			$ 0.0490							$ 0.0800			$ 0.1000
Proceeds from Issuance, Net of Issuance Costs											$ 1,000		$ 1,975			$ 4,959							$ 1,300			$ 10,460
Carrying Amount								935,013	846,752			374,332		560,681				703,901	639,799		842,020	770,720			112,556			729,464
Preferred shares, par value (in dollars per share)				$ 0.00001
Conversion ratio				1
Minimum market capitalization for a Qualified IPO		1,500,000	400,000
Common shares, shares issued upon conversion																													359,424,310
Period following the original issue date after which shares can be redeemed by the entity, at the election of the majority of shareholders																				5 years
Cash or cash equivalents minimum thresholds limit	3,000
Free cash flow in preceding twelve months	1,000
Period of minimum free cash flows for redemption of preferred shares	12 months
Redemption price, percentage of original issue price							150.00%										100.00%							100.00%			100.00%
Internal rate of return (as a percent)							10.00%										10.00%							10.00%			10.00%
Incremental value received by preferred shareholders					19	916									176